                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        November 11, 2005

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


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                                                         FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                    4
         Form 13F Information Table Entry Total               59
         Form 13F Information Table Value Total:     $351,262 (thousands)

List of Other Included Managers:

         No.      Form 13F File No.         Name

         01       28-5534                   Centurion Advisors, L.P.
         02       28-5414                   Centurion Investment Group, L.P.
         03       28-7106                   Centurion Investors, LLC

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                             Form 13F as of 09/30/05
                     REPORTING MANAGER: RAIFF PARTNERS, INC.

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   Column 1                 Column 2  Column 3      Column 4                 Column 5       Column 6   Column 7        Column 8

                                                                    Shares or
                             Title     Cusip       Fair Market      Principal   SH/  PUT/  Investment              Voting Authority
Name of Issuer              of Class   Number        Value           Amount     PRN  CALL  Discretion  Managers   Sole  Shared  None
                                                                                                                  (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                        CS     G0070K103      3,530,250        75,000     SH          DEFINED     1,2,3    75,000
ALBERTSONS INC COM             CS     013104104      1,282,500        50,000     SH          DEFINED     1,2,3    50,000
ALLEGHENY TECH                 CS     01741R102      4,337,200       140,000     SH          DEFINED     1,2,3   140,000
ALTRIA GROUP                   CS     718154107      8,108,100       110,000     SH          DEFINED     1,2,3   110,000
AMER INT GRP                   CS     026874107     15,799,800       255,000     SH          DEFINED     1,2,3   255,000
AMERICAN EXPRESS               CS     025816109      5,744,000       100,000     SH          DEFINED     1,2,3   100,000
ANADARKO PETROLEUM             CS     032511107     14,362,500       150,000     SH          DEFINED     1,2,3   150,000
AON                            CS     037389103      5,161,672       160,900     SH          DEFINED     1,2,3   160,900
ATWOOD OCEANICS INC            CS     050095108      9,263,100       110,000     SH          DEFINED     1,2,3   110,000
AXIS CAPITAL HOLDINGS          CS     G0692U109      4,309,914       151,172     SH          DEFINED     1,2,3   151,172
BANK OF AMERICA CORP           CS     060505104      7,788,500       185,000     SH          DEFINED     1,2,3   185,000
BEAR STEARNS USD1              CS     073902108     11,523,750       105,000     SH          DEFINED     1,2,3   105,000
BEAZER HOMES USA INC           CS     07556Q105      8,982,377       153,100     SH          DEFINED     1,2,3   153,100
BENIHANA INC                   CS     082047101        876,645        49,500     SH          DEFINED     1,2,3    49,500
BENIHANA INC- A SHARES         CS     082047200      5,505,265       306,700     SH          DEFINED     1,2,3   306,700
BERKELY W.R. CORP.             CS     084423102      7,106,400       180,000     SH          DEFINED     1,2,3   180,000
BON TON STORES INC.            CS     09776J101        679,700        35,000     SH          DEFINED     1,2,3    35,000
BUCKEYE PARTNERS, LP           CS     118230101      3,645,225        76,500     SH          DEFINED     1,2,3    76,500
CARNIVAL CORP                  CS     143658102      4,248,300        85,000     SH          DEFINED     1,2,3    85,000
CEDAR FAIR LP                  CS     150185106      2,234,255        74,500     SH          DEFINED     1,2,3    74,500
CELADON GROUP INC              CS     150838100      2,341,500       105,000     SH          DEFINED     1,2,3   105,000
CENTEX CORP                    CS     152312104      4,520,600        70,000     SH          DEFINED     1,2,3    70,000
CVS                            CS     126650100      5,366,850       185,000     SH          DEFINED     1,2,3   185,000
DEVON ENERGY CORPORATION       CS     25179M103      6,864,000       100,000     SH          DEFINED     1,2,3   100,000
ENCANA CORP                    CS     292505104      8,163,400       140,000     SH          DEFINED     1,2,3   140,000
GENERAL ELECTRIC CO            CS     369604103      5,050,500       150,000     SH          DEFINED     1,2,3   150,000
HALLIBURTON                    CS     406216101      6,852,000       100,000     SH          DEFINED     1,2,3   100,000
HARTFORD FINANCIAL SERVICES
  GROUP                        CS     416515104      5,401,900        70,000     SH          DEFINED     1,2,3    70,000
HOME DEPOT                     CS     437076102      6,293,100       165,000     SH          DEFINED     1,2,3   165,000
INT'L BUSINESS MACH            CS     459200101      8,022,000       100,000     SH          DEFINED     1,2,3   100,000
KERR-MCGEE                     CS     492386107     16,508,700       170,000     SH          DEFINED     1,2,3   170,000
LEHMAN BROTHERS                CS     524908100     19,219,200       165,000     SH          DEFINED     1,2,3   165,000
LEUCADIA NATIONAL CORP         CS     527288104      2,586,000        60,000     SH          DEFINED     1,2,3    60,000
LOEWS CORP COM                 CS     540424108     16,633,800       180,000     SH          DEFINED     1,2,3   180,000
La QUINTA PPTYS INC 9.0%
  SER A 1/10                  PFD     50419Q201        146,034         5,700     SH          DEFINED     1,2,3     5,700
MAX RE CAPITAL LTD             CS     G6052F103      2,479,000       100,000     SH          DEFINED     1,2,3   100,000
ML BIOTECH HLDG                CS     09067D201      9,536,000        50,000     SH          DEFINED     1,2,3    50,000
NEIMAN MARCUS A                CS     640204202        559,720         5,600     SH          DEFINED     1,2,3     5,600
NOKIA CORP                     CS     654902204      1,691,000       100,000     SH          DEFINED     1,2,3   100,000
OXFORD INDUSTRIES INC          CS     691497309      2,256,000        50,000     SH          DEFINED     1,2,3    50,000
PARTNERRE LTD BERMUDA          CS     G6852T105      3,202,500        50,000     SH          DEFINED     1,2,3    50,000

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
PATHMARK STORES INC            CS     70322A101      5,726,856       507,700     SH          DEFINED     1,2,3   507,700
POLO RALPH LAUREN CORP         CS     731572103      1,006,000        20,000     SH          DEFINED     1,2,3    20,000
PRECISION CASTPARTS CORP       CS     740189105      6,637,500       125,000     SH          DEFINED     1,2,3   125,000
PROCTER & GAMBLE               CS     742718109     10,702,800       180,000     SH          DEFINED     1,2,3   180,000
QUALITY DISTRIBUTION INC       CS     74756M102      2,756,550       345,000     SH          DEFINED     1,2,3   345,000
REGAL ENTERTAINMENT GROUP      CS     758766109      2,981,952       148,800     SH          DEFINED     1,2,3   148,800
ROYAL CARIBBEAN LTD            CS     v7780t103      2,160,000        50,000     SH          DEFINED     1,2,3    50,000
SEARS HOLDINGS CORP            CS     812350106     12,443,000       100,000     SH          DEFINED     1,2,3   100,000
SPRINT NEXTEL CORP             CS     852061100        713,400        30,000     SH          DEFINED     1,2,3    30,000
SPX MARCH 1175 PUTS           PUT                      483,750           215     SH   PUT    DEFINED     1,2,3       215
TARGET CORP                    CS     87612e106      3,635,100        70,000     SH          DEFINED     1,2,3    70,000
TESORO CORPORATE ENERGY        CS     881609101     11,094,600       165,000     SH          DEFINED     1,2,3   165,000
TOLL BROTHERS INC              CS     889478103      1,786,800        40,000     SH          DEFINED     1,2,3    40,000
TRANSOCEAN INC                 CS     G90078109      9,503,050       155,000     SH          DEFINED     1,2,3   155,000
UNIVERSAL HEALTH REALTY
  INCOME TRUST                 CS     91359E105        881,125        26,500     SH          DEFINED     1,2,3    26,500
VALERO ENERGY CORP             CS     91913Y100     16,959,000       150,000     SH          DEFINED     1,2,3   150,000
WALTER INDUSTRIES INC          CS     93317Q105        978,400        20,000     SH          DEFINED     1,2,3    20,000
WILLIS GROUP HOLDINGS          CS     G96655108      2,628,500        70,000     SH          DEFINED     1,2,3    70,000

TOTAL PORTFOLIO                                    351,261,640
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